PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 108,725
Additions	3,320
Disposals	(983)
Depreciation provided during the period	(5,576)
Exchange realignment	(468)
Property, plant and equipment, ending balance	105,018
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	143,727
Property, plant and equipment, ending balance	144,388
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(35,002)
Property, plant and equipment, ending balance	$ (39,370)